Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 0.0	$ 0.5